SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) - USD ($)				1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 07, 2013	Feb. 06, 2013	Jan. 09, 2013	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Mar. 31, 2015	Sep. 30, 2013	Jul. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Feb. 28, 2014	Jan. 31, 2014
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)								2,447,830			2,396,732		2,717,258
Adjustments to Additional Paid in Capital, Other											$ 87,500
Adjustments to Additional Paid in Capital, Warrant Issued											$ 52,800
Temporary Equity, Amortization Period													1 year
Stock Issued During Period, Shares, New Issues (in Shares)											956,179		122,449
Dividends Payable, Current				$ 456,964		$ 445,069		$ 456,964			$ 445,069	$ 414,967	$ 414,967
Registration Payment Arrangement, Term								The Company entered into a Registration Rights Agreement in connection with the sale and issuance of the Series C preferred stock. The Company is required to file a registration statement registering for resale the (a) common stock issuable upon conversion in full of the Preferred Stock (assuming on such date the shares of Preferred Stock are converted in full without regard to any conversion limitations therein), (b) all shares of Common Stock issuable as dividends and “Make-Whole Payments” (as defined in the Certificate of Designation) on the Preferred Stock assuming all dividend and Make-Whole Payments are made in shares of Common Stock and the Preferred Stock is held for at least 3 years, (c) all warrant shares then issuable upon exercise of the Warrants (assuming on such date the warrants are exercised in full without regard to any exercise limitations therein), (d) any additional shares of Common Stock issuable in connection with any anti-dilution provisions in the Preferred Stock or the Warrants (in each case, without giving effect to any limitations on conversion set forth in the Certificate of Designation or limitations on exercise set forth in the Warrants) and (e) any securities issued or then issuable upon any stock split, dividend or other distribution, recapitalization or similar event with respect to the foregoing. The Company is required to file a registration statement and must be declared effective no later than 210 days from the date of termination of the sale the Series C preferred stock.The Company was required to maintain the effectiveness of the registration statement from its effective date unless all securities registered under the registration statement have been sold or are otherwise able to be sold. If the Company failed to comply with the registration statement effective date requirements, the Company is required to pay the investors a fee equal to 0.25% of the Purchaser’s investment, for each 30-day period of delay, subject to a maximum payment of 3% to each Purchaser.			The Company entered into a Registration Rights Agreement in connection with the sale and issuance of the Series C preferred stock. The Company is required to file a registration statement registering for resale the (a) common stock issuable upon conversion in full of the Preferred Stock (assuming on such date the shares of Preferred Stock are converted in full without regard to any conversion limitations therein), (b) all shares of Common Stock issuable as dividends and “Make-Whole Payments” (as defined in the Certificate of Designation) on the Preferred Stock assuming all dividend and Make-Whole Payments are made in shares of Common Stock and the Preferred Stock is held for at least 3 years, (c) all warrant shares then issuable upon exercise of the Warrants (assuming on such date the warrants are exercised in full without regard to any exercise limitations therein), (d) any additional shares of Common Stock issuable in connection with any anti-dilution provisions in the Preferred Stock or the Warrants (in each case, without giving effect to any limitations on conversion set forth in the Certificate of Designation or limitations on exercise set forth in the Warrants) and (e) any securities issued or then issuable upon any stock split, dividend or other distribution, recapitalization or similar event with respect to the foregoing. The Company is required to file a registration statement and must be declared effective no later than 210 days from the date of termination of the sale the Series C preferred stock.The Company is required to maintain the effectiveness of the registration statement from its effective date unless all securities registered under the registration statement have been sold or are otherwise able to be sold. If the Company fails to comply with the registration statement effective date requirements, the Company is required to pay the investors a fee equal to 0.25% of the Purchaser’s investment, for each 30-day period of delay, subject to a maximum payment of 3% to each Purchaser.
Registration Payment Arrangement, Accrual Carrying Value				55,620		55,620		$ 55,620			$ 55,620	48,668	48,668
Embedded Derivative, Fair Value of Embedded Derivative Liability				1,242,590		0		1,242,590			0	0	0
Derivative Liability, Current				4,097,444		$ 0		$ 4,097,444			$ 0	$ 0	$ 0
Common Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)								1,398,760			956,179		122,449
Embedded Derivative Financial Instruments [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Expected Dividend Rate								0.00%
Fair Value Assumptions, Expected Volatility Rate								141.00%
Embedded Derivative Financial Instruments [Member] | Minimum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Expected Term								2 years 284 days
Fair Value Assumptions, Risk Free Interest Rate								0.56%
Embedded Derivative Financial Instruments [Member] | Maximum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Expected Term								3 years 6 months
Fair Value Assumptions, Risk Free Interest Rate								0.89%
Bridge Loan [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	8,941
Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Temporary Equity, Shares Authorized (in Shares)			4,200			4,200					4,200
Preferred Stock, Dividend Rate, Percentage			9.00%					9.00%			9.00%		9.00%
Temporary Equity, Par Value			$ 1,000
Preferred Stock, Dividend Payment Terms			payable quarterly
Preferred Stock, Voting Rights			no voting rights, however without the affirmative vote of all the holders of then outstanding shares of the Series C preferred stock, the Company cannot (a) alter or change adversely the powers, preferences or rights given to the Series C preferred stock or alter or amend the Certificate of Designation
Temporary Equity, Redemption Price Per Share (in Dollars per share)			$ 1.50
Preferred Stock, Redemption Terms			(i) the greater of 120% of the stated value of $1,000 or the product of the variable weighted average price of the Company’s common stock on the trading day immediately preceding the date of the triggering event and the stated value divided by the then conversion price or (ii) either (a) redeem each Series C preferred share for a redemption price, in shares of the Company’s common stock, equal to a number of shares equal to the (i) above divided by 75%.
Class of Warrant or Rights, Granted (in Shares)			1,330,627						622,414		984,674		1,516,386
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 2.61			$ 1.50					$ 1.50	$ 2.61	$ 2.61	$ 1.50	$ 2.61
Warrants, Term of Warrants			5 years										5 years
Warrant, Description of Warrant			after the six month anniversary of the initial exercise date, there is no effective registration statement registering, or no current prospectus available for the resale of the warrant shares by the holder, then the warrant may only be exercised, in whole or in part, at such time by means of a “cashless exercise” in which the holder shall be entitled to receive a number of Warrant Shares equal to defined formula.
Adjustments to Additional Paid in Capital, Warrant Issued													$ 1,074,833
Temporary Equity, Liquidation Preference				$ 2,461,000		$ 2,711,000		$ 2,461,000			$ 2,711,000	$ 2,781,000	$ 2,781,000
Stock Issued During Period, Shares, New Issues (in Shares)										2,181
Proceeds from Issuance of Redeemable Preferred Stock										$ 1,814,910
Conversion of Stock, Shares Issued (in Shares)				169,334	42,334	59,267	59,267
Conversion of Stock, Shares Converted (in Shares)				200	50	70	70
Temporary Equity, Shares Outstanding (in Shares)				2,461		2,711		2,461			2,711	2,781	2,781
Preferred Stock, Shares Issued (in Shares)				2,461		2,711		2,461			2,711
Series C Preferred Stock [Member] | Common Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Temporary Equity, Redemption Price Per Share (in Dollars per share)						$ 1.50					$ 1.50
Series C Preferred Stock [Member] | Bridge Loan [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)		287,082
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 2.09
Warrants, Term of Warrants		5 years
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		600
Options Held [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Adjustments to Additional Paid in Capital, Other												$ 1,303,671
Temporary Equity, Liquidation Preference												1,303,671	$ 1,303,671
Warrant [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued												1,064,739
Temporary Equity, Liquidation Preference												1,064,739	1,064,739
Issuance Costs [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Temporary Equity, Liquidation Preference												412,590	412,590
Dividend Declared [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Dividends Payable, Current						$ 445,069					$ 445,069	$ 206,740	$ 206,740
Warrant [Member] | Series C Preferred Stock [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Expected Term													5 years
Fair Value Assumptions, Expected Dividend Rate													0.00%
Warrant [Member] | Series C Preferred Stock [Member] | Minimum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate													0.39%
Fair Value Assumptions, Expected Volatility Rate													123.41%
Warrant [Member] | Series C Preferred Stock [Member] | Maximum [Member]
SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Fair Value Assumptions, Risk Free Interest Rate													1.40%
Fair Value Assumptions, Expected Volatility Rate													125.33%